EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of actuarial employee benefit assets and liabilities

				Consolidated
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(47,708)	(39,530)	18,884	22,771
Post-employment healthcare benefits			454,162	481,118
	(47,708)	(39,530)	473,046	503,889

Schedule of reconciliation of employee benefits' assets and liabilities

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Present value of defined benefit obligation	2,904,023	3,329,075	3,151,609
Fair value of plan assets	(3,683,575)	(3,713,099)	(3,584,244)
Deficit(Surplus)	(779,552)	(384,024)	(432,635)
Restriction to actuarial assets due to recovery limitation	750,728	367,265	373,524
Liabilities (Assets), net	(28,824)	(16,759)	(59,111)

Schedule of defined benefit obligation

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Present value of obligations at the beginning of the year	3,329,075	3,117,307	3,151,609
Consolidation of CSN Cimentos Brazil			78,066
Cost of service	1,509	1,152	1,629
Interest cost	298,872	347,297	324,955
Participant contributions made in the year	1,348	1,404	1,382
Benefits paid	(334,094)	(324,750)	(312,301)
Actuarial loss/(gain)	(392,687)	186,665	(128,033)
Present value of obligations at the end of the year	2,904,023	3,329,075	3,117,307

Schedule of changes in fair value of the plan assets

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Fair value of plan assets at the beginning of the year	(3,713,099)	(3,572,869)	(3,584,244)
Consolidation of CSN Cimentos Brazil			(63,292)
Interest income	(335,322)	(401,054)	(369,488)
Benefits Paid	333,037	324,750	310,471
Participant contributions made in the year	(1,348)	(1,404)	(1,382)
Employer contributions made in the year	(165)	(184)	(144)
Return on plan assets (less interest income)	33,322	(62,338)	135,210
Fair value of plan assets at the end of the year	(3,683,575)	(3,713,099)	(3,572,869)

Schedule of employee benefits recognized in the income statement

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Cost of current service	1,509	1,152	1,629
Interest cost	298,872	347,297	324,955
Expected return on plan assets	(335,322)	(401,054)	(369,488)
Interest on the asset ceiling effect	34,663	50,076	39,416
Total costs / (income), net	(278)	(2,529)	(3,488)

Schedule of actuarial gains and losses

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Actuarial losses and (gains)	(392,687)	186,665	(444,480)
Return on plan assets (less interest income)	33,322	(62,338)	138,489
Change in the asset’s limit (excluding interest income)	348,800	(109,355)	175,440
Total cost of actuarial losses and (gains)	(10,565)	14,972	(130,551)

Schedule of breakdown of actuarial gains or losses

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Loss due to change in financial assumptions	(448,752)	194,988	(647,564)
Loss due to experience adjustments	60,215	(13,933)	203,084
Loss due to changes in assumptions	(4,150)	5,610
Return on plan assets (less interest income)	33,322	(62,338)	138,489
Change in the asset’s limit (excluding interest income)	348,800	(109,355)	175,440
Actuarial losses and (gains)	(10,565)	14,972	(130,551)

Schedule of actuarial assumptions used

	12/31/2024	12/31/2023
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Real discount rate	Millennium Plan: 7.12%	Millennium Plan: 5.36%
	Plan 35%: 7.46%	Plan 35%: 5.32%
	Supplementation: 7.43%	Supplementation: 5.33%
	Mauá Prev: 7.34%	Mauá Prev: 5.34%
Inflation rate	4.96%	3.90%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	4.96%	3.90%
Rate of return on investments	Millennium Plan: 7.12%	Millennium Plan: 5.36%
	Plan 35%: 7.46%	Plan 35%: 5.32%
	Supplementation : 7.43%	Supplementation : 5.33%
	Mauá Prev: 7.34%	Mauá Prev: 5.34%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
	Mauá Prev: AT-2000 segregated by gender	Mauá Prev: AT-2000 segregated by gender
	Millennium Plan: Easy light	Millennium Plan: AT-2012 segregated by gender
Disability table	Mauá Prev and ACT: ALVARO VINDAS (D50%)	Mauá Prev and ACT: IAPB57
	Other Plans: Not applicable	Other Plans: Not applicable
Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
	Mauá Prev and ACT: IAPB-57	Mauá Prev E ACT: Álvaro Vindas smoothed by 50%
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
	Maua Prev: MercerService	Maua Prev: MercerService
	Other Plans: Not applicable	Other Plans: Not applicable
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.

Schedule of average life expectancy

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)		Plan ACT		Mauá Prev
Longevity at age of 65 for current participants	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Male	18.38	18.38	18.75	18.75	21.47	21.47	21.47	21.47	21.47	20.24
Female	18.38	18.38	21.41	21.41	23.34	23.34	23.34	23.34	23.34	20.24

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07	44.07	44.07	44.07	42.74
Female	40.15	40.15	44.41	44.41	46.68	46.68	46.68	46.68	46.68	42.74

Schedule of allocation of plan assets

		12/31/2024		12/31/2023		12/31/2022
Variable income	358,124	9.72%	190,455	5.13%	193,948	5.43%
Fixed income	2,916,385	79.17%	3,143,056	84.65%	3,106,206	86.94%
Real estate	225,421	6.12%	201,870	5.44%	207,223	5.80%
Others	183,645	4.99%	177,718	4.78%	65,492	1.83%
Total	3,683,575	100.00%	3,713,099	100.00%	3,572,869	100.00%

Schedule of sensitivity analysis

		12/31/2024
	Consolidated Effect of Plans
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(12,231)	13,065
Effect on present value of obligations	(97,251)	103,859

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	160	(154)
Effect on present value of obligations	1,093	(1,048)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,763	(1,763)
Effect on present value of obligations	13,886	(13,886)

Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	8,375	(8,505)
Effect on present value of obligations	66,060	(67,101)

Schedule of forecast benefit payments of the defined benefit plans

Forecast payments	2024	2023
Year 1	349,582	339,223
Year 2	325,518	316,898
Year 3	316,201	309,058
Year 4	306,861	299,948
Year 5	296,668	291,230
Next 5 years	1,323,196	1,307,118
Total forecast payments	2,918,026	2,863,475

Schedule of post-employment health care plan amounts

	12/31/2024	12/31/2023	12/31/2022
Present value of obligations	454,161	481,118	537,290
Liabilities	454,161	481,118	537,290

Schedule of reconciliation of the healthcare liabilities

	12/31/2024	12/31/2023	12/31/2022
Actuarial liability at the beginning of the year	481,118	537,290	584,288
Expenses recognized in income for the year	42,749	58,737	57,926
Sponsor’s contributions transferred in prior year	(51,884)	(51,788)	(62,213)
Recognition of actuarial loss/(gain)	(17,822)	(63,121)	(42,711)
Actuarial liability at the end of the year	454,161	481,118	537,290

Schedule of actuarial gains and losses recognized in shareholders' equity

	12/31/2024	12/31/2023	12/31/2022
Actuarial gain (loss) on obligation	(17,822)	(63,121)	(42,711)
Gain/(loss) recognized in shareholders' equity	(17,822)	(63,121)	(42,711)

Schedule of weighted average life

	12/31/2024	12/31/2023	12/31/2022
Longevity at age of 65 for current participants
Male	20.24	20.24	20.24
Female	20.24	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74	42.74
Female	42.74	42.74	42.74

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

	12/31/2024	12/31/2023	12/31/2022
Biometric and Demographic
General mortality table	AT 2000 separated by gender 20%	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Financial
Actuarial nominal discount rate	13.01%	5.33%	6.10%
Inflation	4.96%	3.90%	5.31%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real a.a.	0.5% - 3.00% real a.a.	0,5% - 3,00% real a.a.
Nominal increase medical costs growth rate	4.10%	4.10%	4.10%
Average medical cost (Claim cost)	1,320.89	1,204.48	1,084.14

Schedule of quantitative sensitivity analysis for significant assumptions

		12/31/2024
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(1,653,603)	1,759,748
Effect on present value of obligations	(12,709,824)	13,525,671

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	4,032,880	(3,612,889)
Effect on present value of obligations	30,997,282	(27,769,167)

	Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	(3,191,999)	3,354,304
Effect on present value of obligations	(24,534,152)	25,781,654

Schedule of forecast benefit payments of the postemployment healthcare plans

Forecast benefit payments	12/31/2024	12/31/2023
Year 1	66,468	57,627
Year 2	62,452	54,710
Year 3	58,572	51,820
Year 4	54,760	48,925
Year 5	51,020	46,015
Next 5 years	202,310	187,093
Total forecast payments	495,582	446,190